Revenue and Receivables from Contracts with Customers - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenue from Contract with Customer [Abstract]
Reimbursable expenses recorded as revenue	$ 5,000	$ 6,500	$ 6,700
Contract with customer, performance obligation satisfied in previous period	313,200	177,400	217,900
Deferred revenue	7,845	10,598
Deferred revenue recognized	$ 10,600	$ 1,700	$ 1,600